Fees and Expenses - Arrow Reserve Capital Management ETF	May 29, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, on their purchases and sales of shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement(1)	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%

(1)	Arrow Investment Advisors, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses of the Fund until May 31, 2027 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees, and extraordinary expenses, such as litigation) will not exceed 0.50% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limit that was in place at the time of waiver. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense limitation agreement is not renewed . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$51	$202	$365	$841

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	80.00%